Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 6,884,000	$ 7,879,000
Accounts receivable, net of allowance for doubtful accounts of $47,000 ($30,000 at June 30, 2012)	4,898,000	4,558,000
Inventories	4,259,000	6,290,000
Prepaid expenses and other current assets	232,000	338,000
Total current assets	16,273,000	19,065,000
Equipment at cost less accumulated depreciation of $3,277,000 ($3,476,000 at June 30, 2012)	2,208,000	1,652,000
Intangible asset	0	315,000
Other assets	48,000	48,000
Total Assets	18,529,000	21,080,000
Current liabilities:
Accounts payable	3,106,000	2,772,000
Accrued payroll and related expenses	477,000	607,000
Deferred revenue	377,000	424,000
Other current liabilities	1,188,000	1,228,000
Total current liabilities	5,148,000	5,031,000
Deferred revenue	55,000	55,000
Other non-current liabilities	8,000	96,000
Commitments and contingencies (Footnote 6)
Stockholders' equity:
Preferred stock, $0.001 par value; 2,000,000 shares authorized, none issued and outstanding at June 30, 2013 and 2012	0	0
Common stock, $0.001 par value; 80,000,000 shares authorized; 16,557,627 issued and outstanding (16,413,066 at June 30, 2012)	16,000	16,000
Paid in capital in excess of par	127,493,000	126,987,000
Accumulated deficit	(114,191,000)	(111,105,000)
Total stockholders' equity	13,318,000	15,898,000
Total liabilities and stockholders equity	$ 18,529,000	$ 21,080,000